UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21132
Investment Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Investment Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Security	Principal Amount (000’s omitted)	Value
Mortgage Pass-Throughs — 75.1%

FHLMC:
3.21%, with maturity at 2025 (1)	$1,899	$1,941,925
8.00%, with various maturities to 2025	2,822	2,924,201
9.25%, with maturity at 2017	616	652,969
		5,519,095
FNMA:
4.139%, with maturity at 2036 (1)	2,283	2,329,177
9.50%, with maturity at 2022	2,364	2,672,003
		5,001,180
GNMA:
11.00%, with maturity at 2016	237	271,574
		271,574
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	2,150	2,339,301
FHLMC, Series 1577, Class PH, 6.30%, due 2023	2,030	2,092,470

FHLMC, Series 1666, Class H, 6.25%, due 2023	2,050	2,123,077
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	969	1,005,539

FHLMC, Series 2791, Class FI, 2.83%, due 2031 (2)	2,839	2,839,998
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,116,094
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	1,812	1,911,509

FNMA, Series G97-4, Class FA, 3.30%, due 2027 (2)	801	811,102
GNMA, Series 2002-5, Class FP, 3.03%, due 2032 (2)	8,289	8,344,144
		23,583,234

Total Mortgage Pass-Throughs (identified cost $34,619,753)		34,375,083

1

Commercial Paper — 22.1%

Autobahn Funding Co., LLC, 2.36%, 2/3/05	$1,800	$1,799,764
Bavaria TRR Corp., 2.35%, 2/3/05	1,800	1,799,765
Belmont Funding, LLC, 2.55%, 2/1/05	1,800	1,800,000
Blue Bell Funding Corp., 2.35%, 2/3/05	1,000	999,870
Gotham Funding Corp., 2.36%, 2/4/05	1,800	1,799,646
Stanfield Victoria, Ltd., 2.47%, 2/25/05	1,900	1,896,871

Total Commercial Paper (at amortized cost, $10,095,916)		10,095,916

Short-Term Investments — 2.5%

Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	1,150	1,150,000

Total Short-Term Investments (at amortized cost, $1,150,000)		1,150,000

Total Investments — 99.7% (identified cost $45,865,669)		45,620,999

Other Assets, Less Liabilities — 0.3%		148,019

Net Assets — 100.0%		45,769,018

FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)
GNMA	-	Government National Mortgage Association (Ginnie Mae)

(1)		Adjustable rate mortgage
(2)		Floating-rate secuirty

2

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$45,865,669
Gross unrealized appreciation	$43,909
Gross unrealized depreciation	(288,579)
Net unrealized appreciation	$(244,670)

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	March 17, 2005